ULTIMUS
                                YOUR FUND MATTERS


January 16, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:      Malachi Millennium Income Trust
         File No. 33-85196

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Malachi Millennium Income Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,


/s/ John F. Splain

John F. Splain
Managing Director


Ultimus Fund Solutions, LLC     135 Merchant St., Suite 230  Phone: 513 587 3400
www.ultimusfundsolutions.com    Cincinnati, Ohio 45246         Fax: 513 587 3450